Dividends Declared - Summary of Dividends (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 R / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 R / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 R / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 R / shares
Disclosure of Dividends [line items]
Total dividends		$ 304.4		$ 322.3		$ 137.7
Dividends per share (in USD cents per share) | $ / shares		$ 0.34		$ 0.36		$ 0.16
Final dividend
Disclosure of Dividends [line items]
2021 final dividend of 260 SA cents per share (2020: 320 SA cents and 2019: 100 SA cents) declared on 17 February 2022.		$ 153.2		$ 190.4		$ 84.7
Dividends per share (in USD cents per share) | R / shares			R 2.60		R 3.20		R 1
Interim dividend
Disclosure of Dividends [line items]
2022 interim dividend of 300 SA cents was declared during 2022 (2021: 210 SA cents and 2020: 160 SA cents).		$ 151.2		$ 131.9		$ 53.0
Dividends per share (in USD cents per share) | R / shares	R 3		R 2.10		R 1.60